BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS
Schedule of the Group's borrowings

	December 31, 2017	December 31, 2016
Notes	108,776	78,186
Bank and other loans	182,937	195,088
Finance lease obligations	11,857	11,046

Total borrowings	303,570	284,320

Less: current portion	(64,474)	(47,207)
Total borrowings, non-current	239,096	237,113

Schedule of the Group's notes

	Currency	Interest rate (actual at December 31, 2017)	December 31, 2017	December 31, 2016
MTS International Notes due 2023 (Note 2)	USD	5.00%	26,187	28,218
MTS International Notes due 2020 (Note 2)	USD	8.625%	17,621	18,537
MTS PJSC Notes due 2022	RUB	7.70%	14,947	—
MTS PJSC Notes due 2023	RUB	8.25%	9,997	9,984
MTS PJSC Notes due 2031	RUB	9.40%	9,994	9,986
MTS PJSC Notes due 2022	RUB	9.00%	9,991	—
MTS PJSC Notes due 2021	RUB	8.85%	9,986	—
MTS PJSC Notes due 2018	RUB	7.70%	9,986	—
MTS PJSC Notes due 2020	RUB	9.25%	49	1,448
MTS PJSC Notes due 2017	RUB	8.70%	—	9,995
Other Notes due 2018-2022	RUB	0.25% - 10%	18	18

Total notes			108,776	78,186

Less: current portion			(29,979)	(11,389)
Total notes, non-current			78,797	66,797

Schedule of dates of the announcement of the sequential coupon for note issuances
MTS PJSC Notes due 2023	March 2018
MTS PJSC Notes due 2031	August 2018
MTS PJSC Notes due 2020	November 2018

Summary of outstanding note repurchase transactions
	No of Notes	Due amount	Unrealized premium	Total
MTS PJSC Notes due 2018	2,777,440	2,588	—	2,588

				2,588

Schedule of the Group's loans from banks and financial institutions

	Maturity	Interest rate (actual at December 31, 2017)	December 31, 2017	December 31, 2016
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2018 - 2020	LIBOR + 1.15% (2.994%)	17,077	25,394
Citibank	2018 - 2024	LIBOR + 0.9% (2.744%)	10,592	12,812
Skandinavska Enskilda Banken AB	2017	LIBOR + 0.23% – 1.8% (2.069% – 3.644%)	—	1,163

			27,669	39,369
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2017	EURIBOR + 1.65% (1.38%)	—	876
LBBW	2017	EURIBOR +1.52% (1.25%)	—	296

			—	1,172
RUB-denominated:
Sberbank	2018 - 2021	8.45% – 9.85%	149,890	144,813
VTB	2021	7.99%	5,000	—
Gasprombank	2018	9.6% – 10.9%	—	4,000
Notes in REPO	2018	Various	—	2,588
Citibank	2018	9.9% – 9.95%	—	2,400
Other	2018 - 2025	Various	247	533

			155,137	154,334
Other currencies:
Various financial institutions	2018 - 2020	Various	131	213

			131	213
Total bank and other loans			182,937	195,088
Less: current portion			(33,694)	(35,188)

Total bank and other loans, non-current			149,243	159,900

Schedule of total available unused credit facilities

	Currency	Maturity	Interest rate	Available till	Available amount
Sberbank	RUB	2021	To be agreed	April 2021	20,000
VTB	RUB	2021	7.99%	January 2021	10,000
Absolut Bank	RUB	2019	CBR[1] auction rate + 1.25% – 1.8%	December 2019	3,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000

Total					36,000

(1)	CBR—Central Bank of Russia

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	As of December 31, 2017
	Notes	Bank loans and other debt
Payments due in the year ending December 31, 2018	30,054	34,005
2019	—	74,229
2020	17,677	51,240
2021	10,012	19,920
2022	25,000	1,753
Thereafter	26,257	2,640

Total	109,000	183,787

Less: unamortized debt issuance costs	(224)	(850)
Total debt	108,776	182,937

Schedule of net book value of leased property, plant and equipment

	December 31, 2017	December 31, 2016
Network and base station equipment	8,098	6,906
Office equipment, vehicles and other	63	66

Leased assets, net	8,161	6,972

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

	December 31, 2017	December 31, 2016
Minimum lease payments, including:
Current portion (less than 1 year)	1,763	1,432
More than 1 to 5 years	6,837	6,079
Over 5 years	12,845	11,061

Total minimum lease payments	21,445	18,572

Less amount representing interest	(9,588)	(7,526)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	801	630
More than 1 to 5 years	3,138	3,055
Over 5 years	7,918	7,361
Total present value of net minimum lease payments	11,857	11,046

Less current portion of lease obligations	(801)	(630)
Non-current portion of lease obligations	11,056	10,416